Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of September 30, 2019		As of December 31, 2018
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Available-for-Sale
Obligations of states and political subdivisions	$ 197,134,136	$ 209,473,764	$ 212,613,724	$ 211,888,274
Corporate securities	130,316	402,965	130,316	311,442
	$ 197,264,452	$ 209,876,729	$ 212,744,040	$ 212,199,716

Held to Maturity
Obligations of states and political subdivisions	$ 380,943	$ 391,046	$ 787,987	$ 793,283